Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenues
Disclosure of information about revenue recognition

	Three months ended June 30,
	2023	2022	2023	2022

	SYSTEMS		SERVICES

	(€ in thousands)
Primary geographical markets
EMEA	1,931	1,250	1,605	1,928
Asia Pacific	1,442	1,144	261	322
Americas	652	1,216	946	831
	4,025	3,610	2,812	3,081

Timing of revenue recognition
Products transferred at a point in time	3,702	2,966	2,812	3,081
Products and services transferred over time	323	644	--	--
Revenue from contracts with customers	4,025	3,610	2,812	3,081

	Six months ended June 30,
	2023	2022	2023	2022

	SYSTEMS		SERVICES

	(€ in thousands)
Primary geographical markets
EMEA	2,663	2,150	3,403	4,121
Asia Pacific	1,722	1,288	407	542
Americas	2,799	1,590	1,858	1,640
	7,184	5,028	5,668	6,303

Timing of revenue recognition
Products transferred at a point in time	6,537	4,244	5,668	6,303
Products and services transferred over time	647	784	--	--
Revenue from contracts with customers	7,184	5,028	5,668	6,303

Schedule of revenues by geographic region

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022

	(€ in thousands)
EMEA	3,536	3,178	6,066	6,271
Germany	1,720	1,465	2,792	3,018
Great Britain	434	762	1,189	1,191
United Arab Emirates	651	--	651	2
Others	731	951	1,434	2,060
Asia Pacific	1,703	1,466	2,129	1,830
China	810	1,186	933	1,386
South Korea	731	199	959	270
Others	162	81	237	174
Americas	1,598	2,047	4,657	3,230
United States	1,585	2,035	4,568	3,211
Others	13	12	89	19
Total	6,837	6,691	12,852	11,331